SHARE-BASED COMPENSATION - Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 56,326		$ 85,557
Restricted Stock Units | General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	7,932		6,453
Restricted Stock Units | Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	14,167		25,686
Restricted Stock Units | Fulfillment
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	13,631		21,824
Restricted Stock Units | Supply development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	7,196		13,304
Restricted Stock Units | Technology
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	13,400		18,290
Stock Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	29,555	$ 22,036	622,064	$ 92,866
Stock Options | General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	26,337	9,104	257,005	38,367
Stock Options | Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	1,075	1,950	55,035	8,216
Stock Options | Fulfillment
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	825	1,469	41,482	6,193
Stock Options | Supply development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	306	288	8,138	1,215
Stock Options | Technology
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 1,012	$ 9,225	$ 260,404	$ 38,875